Fees Summary	Dec. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,499,000.00
Previously Paid Amount	0.00
Total Fee Amount	621.31
Total Offset Amount	0.00
Net Fee	621.31
Narrative - Max Aggregate Offering Price	$ 4,499,000.00
Final Prospectus	true